Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Accounts Receivable, Net
4. Accounts Receivable, Net

Accounts receivable, net consisted of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
	(Unaudited)
Accounts receivable	$375,111	$356,148
Less: Reserve for future chargebacks	(41,929)	(36,129)
Total accounts receivable, net	$333,182	$320,019

Credit card payments for subscriptions and micro-transaction purchases typically settle several days after the date of purchase.  As of June 30, 2013, the amount of unsettled transactions due from credit card payment processors amounted to $157,826, as compared to $112,885 at December 31, 2012.  At June 30, 2013, the amount of accounts receivable due from Apple Inc. amounted to $201,096, as compared to $201,859 at December 31, 2012.  These amounts are included in our accounts receivable.

4. Accounts Receivable, Net

Accounts receivable, net consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Accounts receivable	$356,148	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$320,019	$480,190

Credit card payments for subscriptions and micro-transaction purchases typically settle several days after the date of purchase.  As of December 31, 2012, the amount of unsettled transactions due from credit card payment processors amounted to $112,885, as compared to $220,272 at December 31, 2011.  At December 31, 2012, the amount of receivable due from Apple Inc. amounted to $201,859, as compared to $176,118 at December 31, 2011.  These amounts are included in our accounts receivable.

At December 31, 2012, we had accounts receivable from advertising networks that place advertisements on our application in the amount of $27,469, as compared to $64,330 at December 31, 2011, net of allowances.  The allowance for doubtful accounts at December 31, 2011 related to one specific advertising network affiliate and was written off in 2012.